UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, New York 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 326-3597

Date of fiscal year end:        December 31, 2011

Date of reporting period:       December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Total
Return Fund, Inc.

Annual Report

December 31, 2011

CONTENTS

Portfolio Summary	1

Summary Schedule of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

Report of Independent Registered Public Accounting Firm	13

Tax Information	14

Additional Information Regarding the Fund’s Directors and Corporate Officers	15

Description of Dividend Reinvestment Plan	18

Proxy Voting and Portfolio Holdings Information	20

Privacy Policy Notice	21

Summary of General Information	24

Stockholder Information	24

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of December 31, 2011 (unaudited)

SECTOR ALLOCATION
Sector	Percent of Net Assets
Information Technology	16.9
Energy	10.0
Health Care	9.7
Consumer Staples	9.2
Consumer Discretionary	8.8
Financials	8.0
Industrials	7.9
Closed-End Funds	7.0
Telecommunication Services	2.7
Utilities	2.7
Materials	2.4
Other	14.7

TOP TEN HOLDINGS, BY ISSUER
	Holding	Sector	Percent of Net Assets
1.	Apple, Inc.	Information Technology	4.5
2.	Exxon Mobil Corporation	Energy	3.5
3.	Wal-Mart Stores, Inc.	Consumer Staples	2.7
4.	Microsoft Corporation	Information Technology	2.6
5.	International Business Machines Corporation	Information Technology	2.6
6.	Chevron Corporation	Energy	2.2
7.	Google, Inc. - Class A	Information Technology	1.8
8.	Johnson & Johnson	Health Care	1.6
9.	Philip Morris International, Inc.	Consumer Staples	1.5
10.	Eaton Vance Risk-Managed Diversified Equity Income Fund	Closed-End Funds	1.5

Cornerstone Total Return Fund, Inc. Summary Schedule of Investments – December 31, 2011

Description	No. of Shares	Value
EQUITY SECURITIES – 85.35%
CLOSED-END FUNDS – 6.97%
OPTION ARBITRAGE/OPTIONS STRATEGIES – 6.46%
Eaton Vance Enhanced Equity Income Fund	30,027	$305,675
Eaton Vance Enhanced Equity Income Fund II	21,175	216,197
Eaton Vance Risk-Managed Diversified Equity Income Fund	51,800	541,310
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	40,300	472,316
Eaton Vance Tax-Managed Diversified Equity Income Fund	51,439	456,264
Other Option Arbitrage/Options Strategies (a)		332,970
		2,324,732
SECTOR EQUITY – 0.51%
Other Sector Equity (a)		183,390

TOTAL CLOSED-END FUNDS		2,508,122

CONSUMER DISCRETIONARY – 8.80%
Home Depot, Inc. (The)	7,000	294,280
McDonald's Corporation	4,000	401,320
NIKE, Inc. - Class B	2,000	192,740
Walt Disney Company (The)	5,000	187,500
Other Consumer Discretionary (a)		2,093,174
		3,169,014
CONSUMER STAPLES – 9.21%
Altria Group, Inc.	7,000	207,550
Coca-Cola Company (The)	7,000	489,790
CVS Caremark Corporation	6,000	244,680

Description	No. of Shares	Value
CONSUMER STAPLES – (continued)
PepsiCo, Inc.	5,000	$331,750
Philip Morris International, Inc.	7,000	549,360
Wal-Mart Stores, Inc.	16,000	956,160
Other Consumer Staples (a)		536,630
		3,315,920
ENERGY – 9.99%
Chevron Corporation	7,500	798,000
ConocoPhillips	5,000	364,350
Exxon Mobil Corporation	15,000	1,271,400
Occidental Petroleum Corporation	4,000	374,800
Other Energy (a)		790,100
		3,598,650
FINANCIALS – 7.98%
American Express Company	4,000	188,680
Citigroup, Inc.	9,500	249,945
JPMorgan Chase & Co.	15,200	505,400
U.S. Bancorp	7,500	202,875
Wells Fargo & Company	19,000	523,640
Other Financials (a)		1,201,120
		2,871,660
HEALTH CARE – 9.71%
Abbott Laboratories	6,000	337,380
Amgen, Inc.	3,000	192,630
Bristol-Myers Squibb Company	6,000	211,440
Johnson & Johnson	9,000	590,220
McKesson Corporation	2,500	194,775
Merck & Company, Inc.	10,500	395,850
Pfizer, Inc.	16,462	356,238
Other Health Care (a)		1,218,141
		3,496,674

See accompanying notes to schedule of investments.

Cornerstone Total Return Fund, Inc. Summary Schedule of Investments – December 31, 2011 (concluded)

Description	No. of Shares	Value
INDUSTRIALS – 7.94%
Caterpillar Inc.	3,000	$271,800
Deere & Company	2,500	193,375
FedEx Corporation	2,500	208,775
General Electric Company	28,000	501,480
Honeywell International Inc.	4,000	217,400
Lockheed Martin Corporation	2,500	202,250
Union Pacific Corporation	2,500	264,850
United Parcel Service, Inc. - Class B	3,000	219,570
Other Industrials (a)		780,781
		2,860,281
INFORMATION TECHNOLOGY – 16.91%
Apple, Inc. *	4,000	1,619,999
Cisco Systems, Inc.	14,000	253,120
Google, Inc. - Class A *	1,000	645,900
Intel Corporation	21,000	509,250
International Business Machines Corporation	5,000	919,400
Microsoft Corporation	36,000	934,560
Oracle Corporation	18,600	477,090
QUALCOMM Incorporated	5,000	273,500
Other Information Technology (a)		455,590
		6,088,409
MATERIALS – 2.40%
E.I. Du Pont de Nemours & Company	4,800	219,744
Other Materials (a)		644,825
		864,569
REAL ESTATE INVESTMENT TRUST – 0.01%
Total Real Estate Investment Trust (a)		2,063

Description	No. of Shares	Value
TELECOMMUNICATION SERVICES – 2.74%
AT&T, Inc.	17,089	$516,771
Verizon Communications, Inc.	8,000	320,960
Other Telecommunication Services (a)		148,800
		986,531
UTILITIES – 2.69%
Other Utilities (a)		968,228

TOTAL EQUITY SECURITIES
(cost - $29,020,077)		30,730,121

SHORT-TERM INVESTMENT – 22.68%
MONEY MARKET FUND – 22.68%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $8,166,729)	8,166,729	8,166,729

TOTAL INVESTMENTS – 108.03%
(cost - $37,186,806)		38,896,850

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.03)%		(2,892,968)

NET ASSETS – 100.00%		$36,003,882

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2011.

*	Non-income producing security.

See accompanying notes to schedule of investments.

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – December 31, 2011

ASSETS
Investments, at value (cost – $37,186,806)	$38,896,850
Receivables:
Dividends	33,960
Prepaid expenses	962
Total Assets	38,931,772

LIABILITIES
Payables:
Securities purchased	2,802,942
Investment management fees	26,477
Directors' fees	13,524
Administration fees	2,301
Accounting fees	3,527
Other accrued expenses	79,119
Total Liabilities	2,927,890

NET ASSETS (applicable to 6,587,245 shares of common stock outstanding)	$36,003,882

NET ASSET VALUE PER SHARE ($36,003,882 ÷ 6,587,245)	$5.47

NET ASSETS CONSIST OF
Common stock, $0.001 par value; 6,587,245 shares issued and outstanding (15,000,000 shares authorized)	$6,587
Paid-in capital	37,923,091
Accumulated net realized loss on investments	(3,635,840)
Net unrealized appreciation in value of investments	1,710,044
Net assets applicable to shares outstanding	$36,003,882

See accompanying notes to schedule of investments.

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Year Ended December 31, 2011

INVESTMENT INCOME
Income:
Dividends from investments	$527,276

Expenses:
Investment management fees	241,064
Directors' fees	52,698
Legal and audit fees	36,917
Accounting fees	35,412
Administration fees	29,801
Transfer agent fees	27,782
Printing	13,000
Custodian fees	6,802
Insurance	4,330
Miscellaneous	3,000
Stock exchange listing fees	2,964
Total Expenses	453,770
Net Investment Income	73,506

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments	(71,950)
Net realized loss from foreign currency related transactions	(431)
Capital gain distributions from regulated investment companies	9,221
Net change in unrealized appreciation in value of investments	371,615
Net realized and unrealized gain on investments	308,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$381,961

See accompanying notes to schedule of investments.

Cornerstone Total Return Fund, Inc. Statement of Changes in Net Assets

	For the Years Ended December 31,
	2011	2010

INCREASE IN NET ASSETS
Operations:
Net investment income/(loss)	$73,506	$(8,125)
Net realized loss from investments	(63,160)	(74,939)
Net change in unrealized appreciation in value of investments	371,615	2,089,762

Net increase in net assets resulting from operations	381,961	2,006,698

Dividends and distributions to shareholders:
Net investment income	(73,075)	—
Return-of-capital	(5,159,948)	(4,164,904)

Total dividends and distributions to shareholders	(5,233,023)	(4,164,904)

Common stock transactions:
Proceeds from rights offerings of 2,628,010 and 1,006,384 shares of newly issued common stock, respectively	14,559,175	7,275,425
Offering expenses associated with the rights offering	(93,487)	(79,196)
Proceeds from 62,277 and 52,016 shares newly issued in reinvestment of dividends and distributions, respectively	476,036	475,258

Net increase in net assets from capital stock transactions	14,941,724	7,671,487

Total increase in net assets	10,090,662	5,513,281

NET ASSETS
Beginning of year	25,913,220	20,399,939
End of year	$36,003,882	$25,913,220

See accompanying notes to schedule of investments.

Cornerstone Total Return Fund, Inc. Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,*
	2011	2010	2009	2008	2007
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year	$6.65	$7.19	$7.75	$17.00	$20.28
Net investment income/(loss) #	0.02	(0.00)	(0.02)	0.12	0.14
Net realized and unrealized gain/(loss) on investments	0.05	0.68	1.31	(5.64)	0.64
Net increase/(decrease) in net assets resulting from operations	0.07	0.68	1.29	(5.52)	0.78

Dividends and distributions to shareholders:
Net investment income	(0.02)	—	—	(0.12)	(0.14)
Net realized capital gains	—	—	—	—	(0.06)
Return-of-capital	(1.32)	(1.46)	(1.90)	(3.77)	(4.08)
Total dividends and distributions to shareholders	(1.34)	(1.46)	(1.90)	(3.89)	(4.28)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.06	0.19	—	—	—
Reinvestment of dividends and distributions	0.03	0.05	0.05	0.16	0.22
Total anti-dilutive effect due to shares issued	0.09	0.24	0.05	0.16	0.22

Net asset value, end of year	$5.47	$6.65	$7.19	$7.75	$17.00
Market value, end of year	$5.97	$7.88	$10.29	$7.60	$19.60
Total investment return (a)	(10.08)%	(10.28)%	66.98%	(49.30)%	(40.97)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$36,004	$25,913	$20,400	$21,505	$45,411
Ratio of expenses to average net assets, net of fee waivers, if any (b)(c)	1.88%	2.33%	2.76%	1.67%	1.49%
Ratio of expenses to average net assets, excluding fee waivers, if any (c)(d)	1.88%	2.37%	3.20%	1.94%	1.53%
Ratio of expenses to average net assets, net of fee waivers, if any (c)(d)	1.88%	2.37%	2.88%	1.77%	1.52%
Ratio of net investment income/(loss) to average net assets	0.31%	(0.04)%	(0.24)%	0.98%	0.74%
Portfolio turnover rate	30.11%	34.39%	13.24%	15.61%	11.00%

*	Effective December 23, 2008, a reverse stock split of 1:2 occurred. All per share amounts have been restated according to the terms of the split.
#	Based on average shares outstanding.
(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses are net of fees paid indirectly.
(c)	Expenses do not include expenses of investments companies in which the Fund invests.
(d)	Expenses exclude the reduction for fees paid indirectly.

See accompanying notes to schedule of investments.

Cornerstone Total Return Fund, Inc. Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At December 31, 2011 the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex Equities LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the year ended December 31, 3011, the Fund did not engage in derivative instruments and other hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2011, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2008 through 2010, and for the period ended December 31, 2011. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains, (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices
Equity Investments	$30,730,121	—
Short-Term Investments	8,166,729	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$38,896,850	—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Summary Schedule of Investments.

During the year ended December 31, 2011 the Fund did not have any significant transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2011.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

accordance with U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact ASU No. 2011-04 may have and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

In December 2011, FASB Issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Investment Manager is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2011, Cornerstone earned $241,064 for investment management services.

Administration Agreement

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000. Ultimus has agreed to discount the annual minimum fee to $30,000 and such discount will remain in place until amended fee is agreed upon.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2011, purchases and sales of securities, other than short-term investments, were $13,580,178 and $7,380,358, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 15,000,000 shares of common stock authorized and 6,587,245 shares outstanding at December 31, 2011. Transactions in common stock for the year ended December 31 2011 were as follows:

Shares at beginning of year	3,896,958
Shares newly issued from rights offering	2,628,010
Shares newly issued in reinvestment of dividends and distributions	62,277
Shares at end of year	6,587,245

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, for the Fund were as follows:

Ordinary Income		Return-of-Capital
2011	2010	2011	2010
$73,075	—	$5,159,948	$4,164,904

At December 31, 2011 the components of accumulated deficit on a tax basis, for the Fund were as follows:

Capital loss carryforward	$(3,628,716)
Post-October losses	—
Net unrealized appreciation	1,702,920
Total accumulated deficit	$(1,925,796)

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2011, the Fund decreased net realized loss by $426,137, decreased net investment income by $431 and decreased paid-in capital by $425,706. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”).

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

At December 31, 2011, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $3,628,716, of which $358,321 expires in 2012, $420,772 expires in 2013, $57,090 expires in 2014, $2,382,884 expires in 2016, $260,903 expires in 2017, $74,939 expires in 2018 and $73,807 long-term capital loss with no expiration date.

At December 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $37,193,930, $3,193,256, $(1,490,336), and $1,702,920, respectively.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors
Cornerstone Total Return Fund, Inc.
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Total Return Fund, Inc. (the “Fund”), including the summary schedule of investments as of December 31, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Total Return Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2012

2011 Tax Information (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) is providing this notice along with Form 1099-DIV to assist its stockholders in the preparation of their 2011 calendar year U.S. federal income tax returns. The $5,233,023 in dividends and distributions paid to stockholders in respect of such year, is represented by $73,075 of ordinary income, and $5,159,948 of return-of-capital.

As indicated in this notice, significant portion of the Fund’s distributions for 2011 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)

Payment Dates:	1/31/11	2/28/11	3/31/11	4/29/11	5/31/11	6/30/11
Ordinary Income(1)	$0.0016	$0.0016	$0.0016	$0.0016	$0.0016	$0.0016
Return-of-Capital(2)	0.1096	0.1096	0.1096	0.1096	0.1096	0.1096
Total:	$0.1112	$0.1112	$0.1112	$0.1112	$0.1112	$0.1112

Payment Dates:	7/29/11	8/31/11	9/30/11	10/31/11	11/30/11	12/30/11
Ordinary Income(1)	$0.0016	$0.0016	$0.0016	$0.0016	$0.0016	$0.0016
Return-of-Capital(2)	0.1096	0.1096	0.1096	0.1096	0.1096	0.1096
Total:	$0.1112	$0.1112	$0.1112	$0.1112	$0.1112	$0.1112

(1)
Return-of-capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

Stockholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since	Number of Portfolios in Fund Complex Overseen by Directors
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Directors and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Strategic Value Fund, Inc.; President and Trustee of Cornerstone Progressive Return Fund.	2001	3
Edwin Meese III (Dec. 1931)	Director; Audit, Nominating and Corporate Governance Committee Member	Distinguished Fellow, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Senior Adviser, Revelation L.P.; Director of Cornerstone Strategic Value Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2001	3
Scott B. Rogers (July 1955)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry; and President, ABCCM Doctor's Medical Clinic; Director of Cornerstone Strategic Value Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2001	3

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (continued)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since	Number of Portfolios in Fund Complex Overseen by Directors
Andrew A. Strauss (Nov. 1953)	Director; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A. Attorneys, Ashefill and Hendersonville; NC; previous President of White Knight Healthcare, Inc. and LMV Leasing, Inc. a wholly owned subsidiary of Xerox Credit Corporation; Director of Cornerstone Strategic Value Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2001	3
Glenn W. Wilcox, Sr. (Dec. 1931)	Director; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board, Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Strategic Value Fund, Inc.; Trustee of Cornerstone Progressive Return Fund.	2001	3

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer
Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Strategic Value Fund, Inc. and Cornerstone Progressive Return Fund.
			2004, 2008, 2009
Frank J. Maresca (Oct. 1958)	Treasurer	Executive Vice President of Ultimus Fund Solutions, LLC (since March 2009); previous Executive Director, JP Morgan Chase & Co. (since June 2008); previous President of Bear Stearns Funds Management, Inc.; previous Senior Managing Director of Bear Stearns & Co., Inc.; Treasurer of Cornerstone Strategic Value Fund, Inc. and Cornerstone Progressive Return Fund (since May 2009).	2009

*	The mailing address of each Director and/or Officer with respect to the Fund’s operation is 350 Jericho Turnpike, Suite 206, Jericho, NY 11753.

**
Designates a director who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE Amex Equities LLC or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (888) 556-0422.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how Cornerstone Total Return Fund, Inc. (the “Fund”) voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Privacy Policy (unaudited)

FACTS	WHAT DOES CORNERSTONE TOTAL RETURN FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy (unaudited) (continued)

Reasons we can share your personal information	Does the Cornerstone Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (513) 326 -3597.

What we do
Who is providing this notice?	Cornerstone Total Return Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

• open an account
• provide account information
• give us your contact information
• make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates, so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Amex Equities LLC. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE Amex Equities LLC (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation “Cornerstone Total Return (CRF)” and on the Barron’s website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

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Cornerstone Total Return Fund, Inc.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,500 and $14,500 with respect to the registrant's fiscal years ended December 31, 2011 and 2010, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,500 and $3,300 with respect to the registrant's fiscal years ended December 31, 2011 and 2010, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)
All Other Fees. $1,500 in fees was billed in with respect to the registrant's fiscal year ended December 31, 2011 related to the review of the registrant’s rights offering registration.  No amounts were billed with respect to the registrant's fiscal year ended December 31, 2010.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2011 and 2010, aggregate non-audit fees of $5,000 and $3,300, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese, III,  Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011

Description	No. of Shares	Value
EQUITY SECURITIES - 85.35%
CLOSED-END FUNDS - 6.97%
OPTION ARBITRAGE/OPTIONS STRATEGIES - 6.46%
BlackRock Enhanced Capital & Income Fund, Inc.	13,500	$166,050
Eaton Vance Enhanced Equity Income Fund	30,027	305,675
Eaton Vance Enhanced Equity Income Fund II	21,175	216,197
Eaton Vance Risk-Managed Diversified Equity Income Fund	51,800	541,310
Eaton Vance Tax-Managed Buy-Write Income Fund	13,000	166,920
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	40,300	472,316
Eaton Vance Tax-Managed Diversified Equity Income Fund	51,439	456,264
		2,324,732
SECTOR EQUITY - 0.51%
BlackRock EcoSolutions Investment Trust	16,810	131,454
Gabelli Healthcare & WellnessRx Trust (The) *	5,121	36,564
Nuveen MLP & Strategic Equity Fund, Inc.	900	15,372
		183,390

TOTAL CLOSED-END FUNDS		2,508,122

CONSUMER DISCRETIONARY - 8.80%
Bed Bath & Beyond, Inc. *	2,500	144,925
CBS Corporation - Class B	3,000	81,420
Comcast Corporation - Class A	4,012	95,125
Comcast Corporation - Special Class A	4,250	100,130
DIRECTV Group, Inc. (The) - Class A *	4,000	171,040
Ford Motor Company *	10,000	107,600
Home Depot, Inc. (The)	7,000	294,280
Johnson Controls, Inc.	2,500	78,150
Kohl's Corporation	2,000	98,700
Limited Brands, Inc.	1,000	40,350
Lowe's Companies, Inc.	3,000	76,140
Macy's, Inc.	2,000	64,360
McDonald's Corporation	4,000	401,320
News Corporation - Class B	2,500	45,450
NIKE, Inc. - Class B	2,000	192,740
Starbucks Corporation	2,500	115,025
Target Corporation	3,500	179,270

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Time Warner Cable, Inc.	2,000	$127,140
Time Warner, Inc.	4,666	168,629
TJX Companies, Inc. (The)	2,500	161,375
Viacom, Inc. - Class B	2,000	90,820
Walt Disney Company (The)	5,000	187,500
Yum! Brands, Inc.	2,500	147,525
		3,169,014
CONSUMER STAPLES - 9.21%
Altria Group, Inc.	7,000	207,550
Coca-Cola Company (The)	7,000	489,790
Coca-Cola Enterprises, Inc.	2,500	64,450
CVS Caremark Corporation	6,000	244,680
General Mills, Inc.	3,000	121,230
Kraft Foods Inc. - Class A	5,000	186,800
Kroger Company (The)	2,000	48,440
PepsiCo, Inc.	5,000	331,750
Philip Morris International, Inc.	7,000	549,360
Walgreen Company	3,500	115,710
Wal-Mart Stores, Inc.	16,000	956,160
		3,315,920
ENERGY - 9.99%
Apache Corporation	2,000	181,160
Chevron Corporation	7,500	798,000
ConocoPhillips	5,000	364,350
Exxon Mobil Corporation	15,000	1,271,400
Halliburton Company	3,500	120,785
Marathon Oil Corporation	4,900	143,423
Occidental Petroleum Corporation	4,000	374,800
Peabody Energy Corporation	2,000	66,220
Schlumberger Ltd.	1,000	68,310
Southwestern Energy Company *	2,800	89,432
Valero Energy Corporation	2,600	54,730
Williams Companies, Inc.	2,000	66,040
		3,598,650
FINANCIALS - 7.98%
AFLAC, Inc.	1,500	64,890
American Express Company	4,000	188,680
Bank of New York Mellon Corporation (The)	3,000	59,730
BB&T Corporation	3,000	75,510
Capital One Financial Corporation	2,500	105,725
Citigroup, Inc.	9,500	249,945
Discover Financial Services	2,000	48,000

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
FINANCIALS (Continued)
Fifth Third Bancorp	4,000	$50,880
Franklin Resources, Inc.	1,000	96,060
JPMorgan Chase & Co.	15,200	505,400
Marsh & McLennan Companies, Inc.	4,000	126,480
MetLife, Inc.	3,500	109,130
Morgan Stanley	6,000	90,780
PNC Financial Services Group, Inc.	2,000	115,340
Prudential Financial, Inc.	2,500	125,300
State Street Corporation	2,000	80,620
U.S. Bancorp	7,500	202,875
Unum Group	2,500	52,675
Wells Fargo & Company	19,000	523,640
		2,871,660
HEALTH CARE - 9.71%
Abbott Laboratories	6,000	337,380
Aetna, Inc.	1,500	63,285
Amgen, Inc.	3,000	192,630
Baxter International, Inc.	1,200	59,376
Bristol-Myers Squibb Company	6,000	211,440
Celgene Corporation *	1,000	67,600
Cigna Corporation	3,000	126,000
Covidien plc	2,000	90,020
Eli Lilly & Company	2,500	103,900
Gilead Sciences, Inc. *	4,000	163,720
Johnson & Johnson	9,000	590,220
McKesson Corporation	2,500	194,775
Medco Health Solutions, Inc. *	1,000	55,900
Medtronic, Inc.	2,500	95,625
Merck & Company, Inc.	10,500	395,850
Pfizer, Inc.	16,462	356,238
Stryker Corporation	1,000	49,710
UnitedHealth Group, Inc.	3,500	177,380
WellPoint, Inc.	2,500	165,625
		3,496,674
INDUSTRIALS - 7.94%
Caterpillar Inc.	3,000	271,800
CSX Corporation	4,500	94,770
Danaher Corporation	2,000	94,080
Deere & Company	2,500	193,375
Emerson Electric Company	2,500	116,475
FedEx Corporation	2,500	208,775
General Dynamics Corporation	2,000	132,820

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
INDUSTRIALS (Continued)
General Electric Company	28,000	$501,480
Honeywell International Inc.	4,000	217,400
ITT Corporation	2,900	56,057
Lockheed Martin Corporation	2,500	202,250
Norfolk Southern Corporation	1,000	72,860
Republic Services, Inc.	1,125	30,994
Union Pacific Corporation	2,500	264,850
United Parcel Service, Inc. - Class B	3,000	219,570
United Technologies Corporation	2,500	182,725
		2,860,281
INFORMATION TECHNOLOGY - 16.91%
Apple, Inc. *	4,000	1,619,999
CA Technologies, Inc.	2,500	50,538
Cisco Systems, Inc.	14,000	253,120
Dell Inc. *	6,000	87,780
eBay Inc. *	4,000	121,320
Google, Inc. - Class A *	1,000	645,900
Hewlett-Packard Company	6,000	154,560
Intel Corporation	21,000	509,250
International Business Machines Corporation	5,000	919,400
Microsoft Corporation	36,000	934,560
Oracle Corporation	18,600	477,090
QUALCOMM Incorporated	5,000	273,500
Xerox Corporation	5,200	41,392
		6,088,409
MATERIALS - 2.40%
Air Products & Chemicals, Inc.	1,500	127,785
Alcoa, Inc.	1,800	15,570
Dow Chemical Company (The)	4,500	129,420
E.I. Du Pont de Nemours & Company	4,800	219,744
Freeport-McMoRan Copper & Gold, Inc.	5,000	183,950
International Paper Company	2,300	68,080
Newmont Mining Corporation	2,000	120,020
		864,569
REAL ESTATE INVESTMENT TRUST - 0.01%
Simon Property Group, Inc.	16	2,063

TELECOMMUNICATION SERVICES - 2.74%
AT&T, Inc.	17,089	516,771
CenturyLink, Inc.	4,000	148,800
Verizon Communications, Inc.	8,000	320,960
		986,531

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
UTILITIES - 2.69%
AES Corporation (The) *	4,600	$54,464
American Electric Power Company, Inc.	2,400	99,144
Consolidated Edison, Inc.	1,000	62,030
Duke Energy Corporation	6,600	145,200
Exelon Corporation	3,500	151,795
FirstEnergy Corporation	1,000	44,300
NextEra Energy, Inc.	1,000	60,880
NiSource, Inc.	2,500	59,525
Southern Company (The)	3,000	138,870
Xcel Energy, Inc.	5,500	152,020
		968,228

TOTAL EQUITY SECURITIES (cost - $29,020,077)		30,730,121

SHORT-TERM INVESTMENT - 22.68%
MONEY MARKET FUND - 22.68%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $8,166,729)	8,166,729	8,166,729

TOTAL INVESTMENTS - 108.03% (cost - $37,186,806)		38,896,850

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.03)%		(2,892,968)

NET ASSETS - 100.00%		$36,003,882

* Non-income producing security.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Total Return Fund, Inc.
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Total Return Fund, Inc. (the “Fund”), including the summary schedule of investments as of December 31, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Total Return Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2011 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund’s management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 24, 2012

(b) Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2002. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Progressive Return Fund and Cornerstone Strategic Value Fund, Inc.

(a)(2) Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Progressive Return Fund and Cornerstone Strategic Value Fund, Inc. As of December 31, 2011, net assets of Cornerstone Progressive Return Fund were $78,434,631 and net assets of Cornerstone Strategic Value Fund, Inc. were $88,110,759. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Progressive Return Fund and Cornerstone Strategic Value Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by each portfolio manager as of December 31, 2011 is as follows: Ralph W. Bradshaw: $10,001 - $50,000

(b) Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2012

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	February 24, 2012

 * Print the name and title of each signing officer under his or her signature.